Long-Term Debt (Schedule Of Long-Term Debt Maturity) (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Long-Term Debt [Abstract]
2019		$ 600
2020		126
2022		882
Thereafter		4,868
Unamortized discount and debt issuance costs	$ (46)	(41)	$ (34)
Total		$ 6,435